Related party transactions and balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions and balances

10	Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2024 and 2025:

Name of related parties	Relationship with the Company
Chan Michael @ Chan Soong Cheam	Father of Chan Choon Yew Lester, the Founder, Director, Chief Executive Officer, and Chairman of the Board of Directors
Chan Lester @ Chan Choon Yew	The Founder, Director, Chief Executive Officer, and Chairman of the Board of Directors
GrowHub Vietnam Limited Liability Company	Entity owned by a shareholder

Due from related party

GrowHub Vietnam Limited Liability Company provided the software development service to the Company amounted to S$106,482 and S$Nil (US$Nil) for the years ended December 31, 2024 and 2025. The amount due from GrowHub Vietnam Limited Liability Company amounted to S$278,311 (US$203,712) as disclosed in Note 5 represents the reimbursement set-up costs that were incurred in relation to the establishment of operation in Vietnam, prepayment and deposit in relation to software development services procured from Vietnam as of December 31, 2024.

Due to related party

Chan Michael @ Chan Soong Cheam provided a working capital loan to Growhub Carbon and other related entities in the Group in January 2020, which had a total outstanding balance of S$5,475,536 and S$Nil (US$Nil) as of December 31, 2024 and 2025, respectively. On November 1, 2024, the amount of working capital loan facility was increased from S$5,000,000 to S$6,000,000 and the liability is reassigned from Carbon to The GrowHub Innovations Company Pte Ltd. Interest expenses payable to Chan Michael @ Chan Soong Cheam were S$119,216, S$159,482, and S$nil (US$nil) for the years ended December 31, 2023, 2024 and 2025, respectively. The working capital loan is unsecured and bears interest at 3.0% (2023 and 2024: 3.0%) per annum. The working capital loan is repayable within 60 calendar days on demand, and the Company may prepay the loan in whole or in part at any time without penalty.

Chan Lester @ Chan Choon Yew signed a loan agreement of up to S$8 millions loan on January 10, 2025 and provided a working capital loan to The GrowHub Innovations Company Pte. Ltd. and other related entities in the Group a total outstanding balance of S$3,151,736 as of December 31, 2025. Interest expenses payable were S$90,807 (US$70,621) for the year ended December 31, 2025. The working capital loan is unsecured and bears interest at 3.0% per annum. The working capital loan is repayable within 60 calendar days on demand, and the Company may prepay the loan in whole or in part at any time without penalty.